SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Loss per Share (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Options outstanding (in shares)	2,369,169	2,507,618	613,463
Warrants outstanding (in shares)	29,026,000	29,026,000	29,026,000
Weighted average strike price of warrants (in dollars per share)	$ 11.5	$ 11.5	$ 11.5
Class of warrant or right, issued (in shares)		0